ISSUED CAPITAL	9 Months Ended
Sep. 30, 2021
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
ISSUED CAPITAL	ISSUED CAPITAL
The following table details the common shares of the Company as of:

	September 30, 2021	December 31, 2020

Authorized common shares (nominal value of US$0.001 per share)	1,849,190,667	1,849,190,667

Issued shares, including 7,603,731 shares held by a subsidiary of the Company	1,756,731,135	1,756,731,135

The holders of common shares are, subject to our by-laws and Bermuda law, generally entitled to enjoy all the rights attaching to common shares.